RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2019
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

30. RELATED PARTY DISCLOSURES

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company's Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the year ended December 31, 2019 and 2018 are as follows:

($ millions)	2019	2018

Sales(1)	676	723

Purchases	215	237

Accounts receivable	38	33

Accounts payable and accrued liabilities	19	15

(1)	Includes sales to Parachem Chemicals Inc. of $269 million (2018 – $338 million).

Compensation of Key Management Personnel

Compensation of the company's Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2019	2018

Salaries and other short-term benefits	14	15

Pension and other post-retirement benefits	3	5

Share-based compensation	47	32

	64	52